Financial Risk Management - Net Gains and Losses by Category of Financial Instruments (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Instruments At Fair Value Through Profit Or Loss Explanatory [Line Items]
Interest income	₩ 87,692	₩ 134,664	₩ 85,624
Interest expense	(909,640)	(723,429)	(414,521)
Foreign currency differences	(857,370)	(103,882)	9,274
Reversal of bad debt expense	(689)	181	569
Gain or loss on disposal	(26,287)	(48,797)	(39,588)
Gain or loss on valuation	(8,590)	(13,274)	226,713
Gain or loss on repayment	(678)	(167)
Gain or loss on derivative	413,480	102,116	177,130
Others			(43)
Total	(1,302,082)	(652,588)	45,158
Financial Assets At Amortized Cost [member]
Disclosure Of Financial Instruments At Fair Value Through Profit Or Loss Explanatory [Line Items]
Interest income	87,510	134,388	85,624
Foreign currency differences	1,189,874	108,546	1,061,416
Reversal of bad debt expense	(689)	181	569
Gain or loss on disposal	(7,708)	(48,600)	(37,087)
Total	1,268,987	194,515	1,110,522
Financial Liabilities At Amortised Cost [member]
Disclosure Of Financial Instruments At Fair Value Through Profit Or Loss Explanatory [Line Items]
Interest expense	(906,766)	(720,086)	(403,415)
Foreign currency differences	(2,238,150)	(176,376)	(946,650)
Gain or loss on repayment	(678)	(167)
Total	(3,145,594)	(896,629)	(1,350,065)
Financial Assets At FVTPL [member]
Disclosure Of Financial Instruments At Fair Value Through Profit Or Loss Explanatory [Line Items]
Gain or loss on disposal	(109)	132	171
Gain or loss on valuation	(8,590)	(13,274)	6,473
Total	(8,699)	(13,142)	6,644
Financial Liabilities At FVTPL [member]
Disclosure Of Financial Instruments At Fair Value Through Profit Or Loss Explanatory [Line Items]
Interest expense			(11,106)
Foreign currency differences			(105,492)
Gain or loss on disposal			(2,672)
Gain or loss on valuation			220,240
Others			(43)
Total			100,927
Financial Assets At FVOCI [Member]
Disclosure Of Financial Instruments At Fair Value Through Profit Or Loss Explanatory [Line Items]
Gain or loss on disposal	(18,470)	(329)
Total	(18,470)	(329)
Derivatives [member]
Disclosure Of Financial Instruments At Fair Value Through Profit Or Loss Explanatory [Line Items]
Foreign currency differences	190,906	(36,052)
Gain or loss on derivative	413,480	102,116	177,130	[1]
Total	604,386	66,064	₩ 177,130	[1]
Others [Member]
Disclosure Of Financial Instruments At Fair Value Through Profit Or Loss Explanatory [Line Items]
Interest income	182	276
Interest expense	(2,874)	(3,343)
Total	₩ (2,692)	₩ (3,067)

[1]	Derivatives exclude cash flow hedging derivatives.